Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Curtailment gain in non-interest expense, employee compensation		$ 52
payment to bank and certain subsidiaries for investment management, record-keeping, custodial and administrative services rendered		3	$ 4
Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Benefit payments for fiscal 2020 estimated	$ 536
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Past service cost (income)		(5)	7
Benefit payments for fiscal 2020 estimated	277
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Past service cost (income)			(277)
Benefit payments for fiscal 2020 estimated	$ 43
Canadian plans [member] | Common shares [member]
Disclosure of defined benefit plans [line items]
Plan assets		$ 10	$ 15